SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Prepaid research and development	$ 112,966	$ 68,815
Prepaid insurance	17,158	32,187
Prepaid rent		2,500
Total prepaid expenses and other current assets	$ 130,124	$ 103,502